Derivative Financial Instruments - Schedule of Interest Rate Derivatives (Detail) - Interest Rate Cap [Member] - Cash Flow Hedging [Member] - Not Designated as Hedging Instrument [Member]	Jun. 30, 2019 USD ($) Instruments	Dec. 31, 2018 USD ($) Instruments	Dec. 31, 2017 USD ($) Instruments
Derivative [Line Items]
Number of Instruments | Instruments	17	22	29
Notional Amount	$ 559,157,350	$ 713,237,850	$ 888,368,100
Weighted Average Rate Cap	3.47%	3.46%	3.17%
Fair Value	$ 8,046	$ 207,769	$ 347,409
LIBOR [Member]
Derivative [Line Items]
Variable Rate	2.40%	2.52%	1.56%